Revenue Recognition - Summary of Noninterest Income Segregated By Revenue Streams In-scope and Out-of-scope of Topic 606 (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Noninterest income
Service charges	$ 5,905	$ 5,288	$ 6,395
ATM/Interchange fees	5,443	4,472	4,056
Wealth management fees	4,857	3,981	3,670
Tax refund processing fees	2,375	2,375	2,750
Other	1,055	831	911
Noninterest Income (in-scope of Topic 606)	19,635	16,947	17,782
Noninterest Income (out-of-scope of Topic 606)	11,817	11,235	4,661
Total Noninterest Income	$ 31,452	$ 28,182	$ 22,443